Assets Held for Sale_The Valuation Technique And Input Variables That Are Used To Measure The Fair Value Of Assets Held For Sale(Details) - Land and buildings ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assests Held For Sale Line Items [Line Items]
Fair value	₩ 208,369
Unobservable input	Adjustment index	[1]
Range of unobservable inputs	0.68 ~1.95%
Relationship of unobservable inputs to fair value	Fair value increases as the adjustment index rises.
Description Of Valuation Processes Used In Fair Value Measurement Assets Held For Sale	Market comparison approach model	[2]
Description Of Assets Held For Sale Of Level Of Fair Value Hierarchy Within Which Fair Value Measurement Is Categorised	Among assets held for sale, real estate was measured by independent appraisers with recent experience in evaluating similar properties in the area of the property to be assessed with professional qualifications. All of assets held for sale are classified as level 3 in accordance with fair value hierarchy in Note 6.1.2.

[1]	Adjustment index is calculated using the time factor correction or local factors or individual factors.
[2]	The appraisal value is adjusted by the adjustment ratio in the event the public sale is unsuccessful.